August 1, 2013

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:          Vanguard Variable Insurance Funds (the Trust)

                File Nos. 33-32216; 811-05962

Ladies & Gentlemen:

Enclosed is Post-Effective Amendment No. 69 to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. This Amendment follows a 485(a) filing we made on June 3, 2013, Post-Effective Amendment No. 68, to: (1) disclose that the Vanguard Variable Insurance Fund Conservative Allocation and Moderate Allocation Portfolios, each a series of the Trust, now allocate a portion of their bond exposure to foreign bonds through investment in a new underlying fund, Vanguard Total International Bond Index Fund; and (2) effect a number of non-material changes.

The purpose of this Post-Effective Amendment No. 69 is to restate the expense ratio for the Vanguard Variable Insurance Fund Small Company Growth Portfolio, also a series of the Trust, as a result of a new advisory fee schedule for one of the portfolio's advisors, Granahan Investment Management, Inc. You'll note that this Amendment is substantially similar to Post-Effective Amendment No. 68, which you've already reviewed, with the exception of the restated expense ratio on page 34 of the prospectus, and the addition of six-month financials, under Financial Highlights (beginning on page 74 of the prospectus), for each series of the Trust. Consequently, in accordance with SEC Release No 33-6510, we are requesting selective review of this Amendment, and ask that you limit your review of the Amendment to these specific sections.

Pursuant to the requirements of Rule 485(a)(1), we have designated an effective date of September 30, 2013, for this Amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date that we have designated for this 485(a) filing.

Please contact me at (610) 669-7310 with any questions or comments that you have concerning the enclosed Amendment. Thank you.

Sincerely,

Alexander F. Smith

Associate Counsel

The Vanguard Group, Inc.

cc: Rebecca Marquigny, Esq.

      U.S. Securities & Exchange Commission